Shareholder Report, Line Graph (Details) 191610_DoubleLine Total Return Bond Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 114,722	$ 107,641	$ 105,790	$ 111,451	$ 115,062	$ 111,360	$ 108,147	$ 103,678	$ 101,458	$ 100,000	$ 119,991
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	113,416	108,139	106,333	111,675	116,513	115,691	106,203	101,649	100,440	100,000	$ 118,347
Bloomberg U.S. Mortgage Backed Securities (MBS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Mortgage Backed Securities (MBS) Index
Accumulated Value	$ 108,977	$ 103,400	$ 101,986	$ 107,185	$ 112,729	$ 112,828	$ 105,416	$ 100,950	$ 100,175	$ 100,000	$ 115,285